Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the fair value and presentation in the Consolidated Balance Sheets for derivative instruments as of December 31, 2019 and 2018:

(dollars in millions)	Balance Sheet Location	December 31, 2019	December 31, 2018
Derivatives designated as hedging instruments:
Foreign exchange contracts	Asset Derivatives:
	Other assets, current	$11	$10
	Other assets	13	12
	Total asset derivatives	$24	$22
	Liability Derivatives:
	Accrued liabilities	(72)	(83)
	Other long-term liabilities	(98)	(111)
	Total liability derivatives	$(170)	$(194)
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Asset Derivatives:
	Other assets, current	27	44
	Other assets	5	19
	Total asset derivatives	$32	$63
	Liability Derivatives:
	Accrued liabilities	(116)	(89)
	Other long-term liabilities	(1)	(3)
	Total liability derivatives	$(117)	$(92)

Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]

	Year Ended December 31,
(dollars in millions)	2019	2018
Loss recorded in Accumulated other comprehensive loss	$(33)	$(307)
Loss (Gain) reclassified from Accumulated other comprehensive loss into Product sales	$51	$(16)

Other Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]

	Year Ended December 31,
(dollars in millions)	2019	2018
Foreign exchange contracts	$46	$115